INTANGIBLE ASSETS (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of intangible assets

	Video Game Catalogues	Platform Coding	Distribution Libraries	Total
	$	$	$	$
Cost:
At November 30, 2020	1,130,960	3,325,000	-	4,455,960
Additions - acquisition of IndieFlix (Note 3)	-	-	3,695,673	3,695,673
Impairments	(890,445)	(3,324,000)	-	(4,214,445)
At November 30, 2021 and February 28, 2022	240,515	1,000	3,695,673	3,937,188

Amortization:
At November 30, 2020	164,118	-	-	164,118
Additions	75,397	-	61,595	136,992
At November 30, 2021	239,515	-	61,595	301,110
Additions	1,000	-	92,391	93,391
At February 28, 2022	240,515	-	153,986	394,501

Net book value:
At November 30, 2021	1,000	1,000	3,634,078	3,636,078
At February 28, 2022	-	1,000	3,541,687	3,542,687